NON-FINANCIAL ASSETS AND LIABILITIES (Details 13) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	$ 39	$ 19
Salaries And Social Security Contributions [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	6	3
Provision For Vacations [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	9	5
Provision For Gratifications And Annual Bonus For Efficiency [Member]
IfrsStatementLineItems [Line Items]
Current salaries and social security payable	$ 24	$ 11